Business Combinations (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	2 Months Ended	0 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014	Dec. 31, 2014	Jun. 20, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Repayment of revolving long-term debt	$ 335,000,000		$ 1,724,000,000
Repayment of long-term debt	2,152,000,000	500,000,000	503,000,000
Athlon Energy Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition				Nov. 13, 2014
Payments to Acquire Businesses, Gross				5,930,000,000
Business Acquisition, Share Price				$ 58.50
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				1,497,000,000
Repayment of revolving long-term debt	335,000,000
Repayment of long-term debt	1,150,000,000
Business Acquisition, Transaction Costs	31,000,000				31,000,000		31,000,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					176,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					3,000,000
Athlon Energy Inc [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				1,150,000,000
Eagle Ford assets (Freeport-McMoRan) [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition						Jun. 20, 2014
Payments to Acquire Businesses, Gross						2,900,000,000
Business Combination, Gas and Oil Area Acquired, Developed and Undeveloped, Net						45,500
Business Acquisition, Transaction Costs	9,000,000				9,000,000		9,000,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							585,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							$ 222,000,000